Segmented Information	12 Months Ended
Dec. 31, 2023
Segmented Information
Segmented Information

24.Segmented Information

The Company’s Chief Operating Decision Maker (CODM) is its Chief Executive Officer. The CODM reviews the results of Company’s refinery business and exploration and evaluation activities as discrete business units, separate from the rest of the Company’s activities which are reviewed on an aggregate basis.

The Company’s exploration and evaluation activities are located in Idaho, USA, with its head office function in Canada.  All of the Company’s capital assets, including property and equipment, and exploration and evaluation assets are located in Canada and USA.

(a)  Segmented operating results for the years ended December 31, 2023, 2022 and 2021:

		Exploration and
For the year ended December 31, 2023	Refinery	Evaluation[2]	Corporate and Other[2]	Total
Operating expenses
Consulting and professional fees	$69	$78	$4,512	$4,659
Exploration and evaluation expenditures	—	700	—	700
General and administrative and travel	156	3	2,236	2,395
Investor relations and marketing	—	—	633	633
Salaries and benefits	1,783	—	1,992	3,775
Share-based payments	—	—	1,821	1,821
Operating loss	$2,008	$781	$11,194	$13,983
Unrealized loss on marketable securities	—	—	(253)	(253)
Gain on financial derivative liability - Convertible Notes	—	—	6,683	6,683
Changes in US Warrants	—	—	1,243	1,243
Other non-operating expenses	—	—	(6,472)	(6,472)
Impairment	(51,884)	—	—	(51,884)
Loss before taxes	$(53,892)	$(781)	$(9,993)	$(64,666)

		Exploration and	Corporate and
For the year ended December 31, 2022 (Restated)	Refinery	Evaluation[2]	Other [2]	Total
Operating expenses
Consulting and professional fees	$47	$3	$2,679	$2,729
Exploration and evaluation expenditures	—	3,416	12	3,428
General and administrative and travel	138	10	1,777	1,925
Investor relations and marketing	—	—	1,000	1,000
Refinery, engineering and metallurgical studies	2,349	—	—	2,349
Refinery, permitting and environmental expenses	128	—	—	128
Salaries and benefits	655	—	3,258	3,913
Share-based payments	—	—	1,282	1,282
Operating loss	$3,317	$3,429	$10,008	$16,754
Unrealized loss on marketable securities	—	—	(589)	(589)
Gain on financial derivative liability - Convertible Notes	—	—	27,686	27,686
Changes in US Warrants	—	—	1,531	1,531
Other non-operating income	—	—	677	677
(Loss) income before taxes	$(3,317)	$(3,429)	$19,297	$12,551

		Exploration and	Corporate and
For the year ended December 31, 2021 (Restated)	Refinery	Evaluation[2]	Other [2]	Total
Operating expenses
Consulting and professional fees	$116	$59	$4,134	$4,309
Exploration and evaluation expenditures	—	4,705	—	4,705
General and administrative and travel	95	2	391	488
Investor relations and marketing	—	—	843	843
Refinery, engineering and metallurgical studies	4,442	—	—	4,442
Refinery, permitting and environmental expenses	867	—	—	867
Salaries and benefits	416	—	2,388	2,804
Share-based payments	—	—	731	731
Operating loss	$5,936	$4,766	$8,487	$19,189
Unrealized loss on marketable securities	—		(2,617)	(2,617)
Loss on financial derivative liability - Convertible Notes	—		(12,952)	(12,952)
Other loss	—		(158)	(158)
(Loss) income before taxes	$(5,936)	$(4,766)	$(24,214)	$(34,916)

(b)  Segmented assets and liabilities for the years ended December 31, 2023, 2022 and 2021:

	Total Assets			Total Liabilities
As at December 31,	2023	2022 [2]	2021 [2]	2023	2022 [2]	2021 [2]
Refinery	$59,701	$91,316	17,082	$8,935	$17,723	1,776
Exploration and Evaluation [1]	85,741	87,765	11,418	75	120	790
Corporate and Other	3,250	8,443	139,111	56,384	43,172	65,081
	$148,692	$187,524	167,611	$65,394	$61,015	67,647

[1] Total non-current assets comprising of exploration and evaluation assets in the amount of $85,741 (December 31, 2022 - $87,765 and December 31, 2021 - $11,418) are located in Idaho, USA.

[2] The Company has reclassified the Exploration and Evaluation assets, liabilities, and results from the Corporate and Other category and comparatives have been updated to reflect this change.